Average Annual Total Returns - FidelityInfrastructureFund-PRO - FidelityInfrastructureFund-PRO - Fidelity Infrastructure Fund	Dec. 30, 2023
Fidelity Infrastructure Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(7.58%)
Since Inception	5.47%	[1]
Fidelity Infrastructure Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.88%)
Since Inception	5.27%	[1]
Fidelity Infrastructure Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.28%)
Since Inception	4.27%	[1]
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	5.67%	[1]
SP212
Average Annual Return:
Past 1 year	(0.17%)
Since Inception	2.81%	[1]

[1]	AFrom November 5, 2019.